Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Net sales	$ 6,450	$ 6,634	$ 11,526	$ 12,259
Finance and interest income	303	324	599	659
Total Revenues	6,753	6,958	12,125	12,918
Costs and Expenses
Cost of goods sold	5,252	5,456	9,490	10,172
Selling, general and administrative expenses	595	626	1,141	1,193
Research and development expenses	225	225	408	415
Restructuring expenses	10	22	25	34
Interest expense	240	282	470	566
Other, net	190	112	820	212
Total Costs and Expenses	6,512	6,723	12,354	12,592
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	241	235	(229)	326
Income taxes	107	126	147	203
Equity income of unconsolidated subsidiaries and affiliates	(5)	13	(8)	22
Net income (loss)	129	122	(384)	145
Industrial Activities [Member]
Revenues
Net sales	6,450	6,634	11,526	12,259
Finance and interest income	33	59	64	130
Total Revenues	6,483	6,693	11,590	12,389
Costs and Expenses
Cost of goods sold	5,252	5,456	9,490	10,172
Selling, general and administrative expenses	520	552	997	1,048
Research and development expenses	225	225	408	415
Restructuring expenses	9	21	24	33
Interest expense	152	175	302	349
Interest compensation to Financial Services	85	75	161	146
Other, net	116	91	681	164
Total Costs and Expenses	6,359	6,595	12,063	12,327
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	124	98	(473)	62
Income taxes	70	82	64	112
Equity income of unconsolidated subsidiaries and affiliates	(12)	8	(21)	12
Results from intersegment investments	87	98	174	183
Net income (loss)	129	122	(384)	145
Financial services [Member]
Revenues
Finance and interest income	399	423	787	836
Total Revenues	399	423	787	836
Costs and Expenses
Selling, general and administrative expenses	75	74	144	145
Restructuring expenses	1	1	1	1
Interest expense	132	151	258	307
Other, net	74	60	140	119
Total Costs and Expenses	282	286	543	572
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	117	137	244	264
Income taxes	37	44	83	91
Equity income of unconsolidated subsidiaries and affiliates	7	5	13	10
Net income (loss)	$ 87	$ 98	$ 174	$ 183